LOANS - Investment in Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Current balance	$ 59,600	$ 86,809	$ 41,627
Contractual Principal Balance	84,482	104,732
Allowance for loan and lease losses	2,175	1,160
Average Recorded Investment	79,318	59,728	51,846
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	1,713	1,269
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	130	88
Total interest included in income	1,843	1,357	1,245
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Current balance	27,480	37,633
Contractual Principal Balance	41,222	43,500
Allowance for loan and lease losses	2,044	667
Average Recorded Investment	36,567	15,398	14,371
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	926	360
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	87	44	28
Total interest included in income	1,013	404	308
Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	223	22
Contractual Principal Balance	223	22
Allowance for loan and lease losses	0	0
Average Recorded Investment	225	21	112
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	0	0	4
Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	0	9
Contractual Principal Balance	0	26
Allowance for loan and lease losses	0	0
Average Recorded Investment	6	20	601
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	2
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	0	2	1
Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	10,831	25,022
Contractual Principal Balance	18,572	32,884
Allowance for loan and lease losses	113	461
Average Recorded Investment	20,096	26,140	23,569
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	357	490
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	31	18	40
Total interest included in income	388	508	603
Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	15,162	17,598
Contractual Principal Balance	17,662	20,276
Allowance for loan and lease losses	18	32
Average Recorded Investment	16,361	12,254	8,728
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	307	301
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	12	23	26
Total interest included in income	319	324	222
Home equity
Financing Receivable, Impaired [Line Items]
Current balance	5,700	6,351
Contractual Principal Balance	6,462	7,461
Allowance for loan and lease losses	0	0
Average Recorded Investment	5,893	5,621	4,133
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	121	114
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	3	4
Total interest included in income	121	117	103
Installment
Financing Receivable, Impaired [Line Items]
Current balance	204	174
Contractual Principal Balance	341	563
Allowance for loan and lease losses	0	0
Average Recorded Investment	170	274	332
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	2	2
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	2	2	4
Impaired Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Current balance	11,719	2,749
Contractual Principal Balance	22,482	2,749
Allowance for loan and lease losses	2,175	1,160
Average Recorded Investment	6,563	3,277	5,051
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			98
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance	47,881	84,060
Contractual Principal Balance	62,000	101,983
Allowance for loan and lease losses	0	0
Average Recorded Investment	72,755	56,451	46,795
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			1,147
Loans with no related allowance recorded [member] | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Current balance	16,726	36,694
Contractual Principal Balance	19,709	42,561
Allowance for loan and lease losses	0	0
Average Recorded Investment	31,846	14,498	13,167
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			280
Loans with no related allowance recorded [member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	223	22
Contractual Principal Balance	223	22
Allowance for loan and lease losses	0	0
Average Recorded Investment	168	21	112
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			4
Loans with no related allowance recorded [member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	0	9
Contractual Principal Balance	0	26
Allowance for loan and lease losses	0	0
Average Recorded Investment	6	20	601
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			1
Loans with no related allowance recorded [member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	10,160	23,513
Contractual Principal Balance	17,897	31,375
Allowance for loan and lease losses	0	0
Average Recorded Investment	18,757	24,738	20,935
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			563
Loans with no related allowance recorded [member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	14,868	17,297
Contractual Principal Balance	17,368	19,975
Allowance for loan and lease losses	0	0
Average Recorded Investment	15,915	11,359	7,616
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			196
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	5,700	6,351
Contractual Principal Balance	6,462	7,461
Allowance for loan and lease losses	0	0
Average Recorded Investment	5,893	5,541	4,032
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			99
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	204	174
Contractual Principal Balance	341	563
Allowance for loan and lease losses	0	0
Average Recorded Investment	170	274	332
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			4
Impaired Financing Receivables With Related Allowance [Member] | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Current balance	10,754	939
Contractual Principal Balance	21,513	939
Allowance for loan and lease losses	2,044	667
Average Recorded Investment	4,721	900	1,204
Impaired Financing Receivables With Related Allowance [Member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	57	0	0
Impaired Financing Receivables With Related Allowance [Member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	0	0	0
Impaired Financing Receivables With Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	671	1,509
Contractual Principal Balance	675	1,509
Allowance for loan and lease losses	113	461
Average Recorded Investment	1,339	1,402	2,634
Impaired Financing Receivables With Related Allowance [Member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	294	301
Contractual Principal Balance	294	301
Allowance for loan and lease losses	18	32
Average Recorded Investment	446	895	1,112
Impaired Financing Receivables With Related Allowance [Member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	0	80	101
Impaired Financing Receivables With Related Allowance [Member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	$ 0	$ 0	$ 0